Intangible assets and goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets and goodwill
12	Intangible assets and goodwill

	Power grid Rights	Software	Goodwill	Customer portfolio	Other	Total
	(€’000)
Cost:
As at January 1, 2018	21,820	26,810	38,900	28,005	2,165	117,700
Additions	6,699	4,747	—	—	—	11,446
Exchange differences	(73)	(9)	—	—	—	(82)
Disposals	—	(255)	—	—	—	(255)
As at December 31, 2018	28,446	31,293	38,900	28,005	2,165	128,809
Accumulated amortization and impairment:
As at January 1, 2018	(3,005)	(12,403)	—	(1,167)	(1,632)	(18,207)
Amortization	(932)	(5,213)	—	(1,417)	(74)	(7,636)
Exchange differences	—	10	—	—	—	10
Disposals	—	255	—	—	—	255
As at December 31, 2018	(3,937)	(17,351)	—	(2,584)	(1,706)	(25,578)
Carrying amount as of December 31, 2018	24,509	13,942	38,900	25,421	459	103,231
Cost:
As at January 1, 2017	18,582	21,519	—	—	2,165	42,266
Additions	3,466	5,326	—	—	—	8,792
Acquisitions through business combinations	—	—	38,900	28,005	—	66,905
Exchange differences	(228)	(35)	—	—	—	(263)
Disposals	—	—	—	—	—	—
As at December 31, 2017	21,820	26,810	38,900	28,005	2,165	117,700
Accumulated amortization and impairment:
As at January 1, 2017	(2,232)	(9,816)	—	—	(1,524)	(13,572)
Amortization	(773)	(2,619)	—	(1,167)	(108)	(4,667)
Exchange differences	—	32	—	—	—	32
Disposals	—	—	—	—	—	—
As at December 31, 2017	(3,005)	(12,403)	—	(1,167)	(1,632)	(18,207)
Carrying amount as of December 31, 2017	18,815	14,407	38,900	26,838	533	99,493
Cost:
As at January 1, 2016	16,091	16,322	—	—	2,165	34,578
Additions	3,647	5,282	—	—	—	8,929
Exchange differences	(1,156)	(85)	—	—	—	(1,241)
Disposals	—	—	—	—	—	—
As at December 31, 2016	18,582	21,519	—	—	2,165	42,266
Accumulated amortization and impairment:
As at January 1, 2016	(1,688)	(8,285)	—	—	(1,411)	(11,384)
Amortization	(544)	(1,612)	—	—	(113)	(2,269)
Exchange differences	—	81	—	—	—	81
Disposals	—	—	—	—	—	—
As at December 31, 2016	(2,232)	(9,816)	—	—	(1,524)	(13,572)
Carrying amount as of December 31, 2016	16,350	11,703	—	—	641	28,694

Amortization of intangible assets is disclosed as general and administrative cost in the consolidated income statement.

Impairment test on goodwill

The goodwill relates to the acquisition of Interxion Science Park in February 2017. This business has been integrated in the Dutch operating company and is as such considered part of the Dutch cash generating unit (“CGU”). As such, the annual impairment test on acquisition goodwill is carried out on this CGU in October of each year.

The recoverable amount of the Dutch CGU was based on value in use, estimated using discounted cash flows.

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

Percentages	2018	2017	2016
Discount rate (pre-tax)	8.4%	8.2%	n/a
Terminal value growth rate	0.9%	1.1%	n/a
Budgeted Adjusted EBITDA growth rate throughout the forecast	0.0%	0.0%	n/a

The cash flow projections included specific estimates for 2019 and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate.

The budgeted Adjusted EBITDA for 2019 and in steady state was based on expectations of future outcomes taking into account past experience.

Customer portfolio

The customer portfolio was identified as a separate asset after the acquisition of InterXion Science Park B.V. in 2017. It has been initially recognized at fair value and is being amortized in 20 years.